Derivatives	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives	Derivatives:
The Company utilizes derivative financial instruments as part of its ongoing efforts to manage its interest rate risk exposure as well as the exposure for its customers. Derivative financial instruments are included in the consolidated balance sheets line item “Other assets” or “Other liabilities” at fair value in accordance with ASC 815, “Derivatives and Hedging.”
The Company enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding (rate-lock commitments). Under such commitments, interest rates for mortgage loans are typically locked in for between 45 to 90 days with the customer. These interest rate lock commitments are recorded at fair value in the Company’s consolidated balance sheets. The Company also enters into best effort or mandatory delivery forward commitments to sell residential mortgage loans to secondary market investors. Gains and losses arising from changes in the valuation of the rate-lock commitments and forward commitments are recognized currently in earnings and are reflected under the line item “Mortgage banking income” on the consolidated statements of income.
The Company enters into forward commitments, futures and options contracts that are not designated as hedging instruments as economic hedges to offset the changes in fair value of MSRs. Gains and losses associated with these instruments are included in earnings and are reflected under the line item “Mortgage banking income” on the consolidated statements of income.
Additionally, the Company enters into derivative instruments that are not designated as hedging instruments to help its commercial customers manage their exposure to interest rate fluctuations. To mitigate the interest rate risk associated with customer contracts, the Company enters into an offsetting derivative contract. The Company manages its credit risk, or potential risk of default by its commercial customers through credit limit approval and monitoring procedures.

The Company also maintains two interest rate swap agreements with notional amounts totaling $30,000 used to hedge interest rate exposure on outstanding subordinated debentures included in long-term debt totaling $30,930. Under these agreements, the Company receives a variable rate of interest equal to 3-month LIBOR and pays a weighted average fixed rate of interest of 2.08%. The interest rate swap contracts, which mature in June of 2024, are designated as cash flow hedges with the objective of reducing the variability in cash flows resulting from changes in interest rates. As of December 31, 2020 and December 31, 2019, the fair value of these contracts resulted in liability balances of $1,909 and $515, respectively.
In July 2017, the Company entered into three interest rate swap contracts on floating rate liabilities at the Bank level with notional amounts of $30,000, $35,000 and $35,000 for a period of three, four and five years, respectively. These interest rate swaps were designated as cash flow hedges with the objective of reducing the variability of cash flows associated with $100,000 of FHLB borrowings. During the first quarter of 2018, these swaps were canceled, locking in a tax-adjusted gain of $1,564 in other comprehensive income to be accreted over the three, four and five-year terms of the underlying contracts. As of December 31, 2019, there was $955 remaining in the other comprehensive income to be accreted. During the year ended December 31, 2020, the Company elected to not renew the advances associated with the legacy cash flow hedge, and reclassified the remaining unamortized gain, from accumulated other comprehensive income to earnings.
The following tables provide details on the Company’s derivative financial instruments as of the dates presented:

	December 31, 2020
	Notional Amount	Asset	Liability
Not designated as hedging:
Interest rate contracts	$606,878	$34,547	$34,317
Forward commitments	1,358,328	—	11,633
Interest rate-lock commitments	1,191,621	34,391	—
Futures contracts	375,400	—	383
Total	$3,532,227	$68,938	$46,333

	December 31, 2019
	Notional Amount	Asset	Liability
Not designated as hedging:
Interest rate contracts	$440,556	$14,929	$14,929
Forward commitments	684,437	—	866
Interest rate-lock commitments	453,198	7,052	—
Futures contracts	389,000	—	1,623
Total	$1,967,191	$21,981	$17,418

	December 31, 2020
	Notional Amount	Asset	Liability
Designated as hedging:
Interest rate swaps	$30,000	$—	$1,909

	December 31, 2019
	Notional Amount	Asset	Liability
Designated as hedging:
Interest rate swaps	$30,000	$—	$515
Gains (losses) included in the consolidated statements of income related to the Company’s derivative financial instruments were as follows:

	Year Ended December 31,
	2020	2019	2018
Not designated as hedging instruments (included in mortgage banking income):
Interest rate lock commitments	$27,339	$(2,112)	$(527)
Forward commitments	(73,033)	12,170	3,864
Futures contracts	8,151	(6,723)	(2,981)
Option contracts	—	(47)	(58)
Total	$(37,543)	$3,288	$298

	Year Ended December 31,
	2020	2019	2018
Designated as hedging:
Amount of gain reclassified from other comprehensive income and recognized in interest expense on borrowings, net of taxes of $337, $170, and $45	$955	$481	$128
(Loss) gain included in interest expense on borrowings	(353)	115	32
Total	$602	$596	$160
The following discloses the amount included in other comprehensive income, net of tax, for derivative instruments designated as cash flow hedges for the periods presented:

	Year Ended December 31,
	2020	2019	2018
Designated as hedging:
Amount of (loss) gain recognized in other comprehensive income, net of tax $363, $322, and $366	$(1,031)	$(914)	$1,039
Certain financial instruments, including derivatives, may be eligible for offset in the consolidated balance sheets when the “right of offset” exists or when the instruments are subject to an enforceable master netting agreement, which includes the right of the non-defaulting party or non-affected party to offset recognized amounts, including collateral posted with the counterparty, to determine a net receivable or net payable upon early termination of the agreement. Certain of the Company’s derivative instruments are subject to master netting agreements, however the Company has not elected to offset such financial instruments in the consolidated balance sheets. The following table presents the Company's gross derivative positions as recognized in the consolidated balance sheets as well as the net derivative positions, including collateral pledged to the extent the application of such collateral did not reduce the net derivative liability position below zero, had the Company elected to offset those instruments subject to an enforceable master netting agreement:

	Offsetting Derivative Assets		Offsetting Derivative Liabilities
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Gross amounts recognized	$3,863	$331	$34,051	$14,682
Gross amounts offset in the consolidated balance sheets	—	—	—	—
Net amounts presented in the consolidated balance sheets	3,863	331	34,051	14,682

Gross amounts not offset in the consolidated balance sheets
Less: financial instruments	857	139	857	139
Less: financial collateral pledged	—	—	33,194	14,543
Net amounts	$3,006	$192	$—	$—
Most derivative contracts with clients are secured by collateral. Additionally, in accordance with the interest rate agreements with derivatives dealers, the Company may be required to post margin to these counterparties. At December 31, 2020 and December 31, 2019, the Company had minimum collateral posting thresholds with certain derivative counterparties and had collateral posted of $57,985 and $33,616, respectively, against its obligations under these agreements. Cash collateral related to derivative contracts is recorded in other assets in the consolidated balance sheets.